CONTRACT BALANCES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CONTRACT BALANCES
Customer deposits	$ 3,131,916	$ 283,869
Customer deposits - related parties	3,358,897	4,800,384
Deferred Revenue	$ 6,490,813	$ 5,084,253